CG Variable Annuity Separate Account II

CG Variable Annuity Separate Account II
Statements of assets and liabilities
December 31, 2024

Subaccount	Investments	Total Assets	Net Assets

Alger Capital Appreciation Portfolio - Class I-2	$3,222,167	$3,222,167	$3,222,167
Alger Large Cap Growth Portfolio - Class I-2	5,616,875	5,616,875	5,616,875
Alger Mid Cap Growth Portfolio - Class I-2	4,111,048	4,111,048	4,111,048
Alger Small Cap Growth Portfolio - Class I-2	1,268,170	1,268,170	1,268,170
Fidelity® VIP Asset Manager Portfolio - Initial Class	236,524	236,524	236,524
Fidelity® VIP Contrafund® Portfolio - Initial Class	3,015,924	3,015,924	3,015,924
Fidelity® VIP Equity-Income Portfolio - Initial Class	5,884,004	5,884,004	5,884,004
Fidelity® VIP Government Money Market Portfolio - Initial Class	825,033	825,033	825,033
Fidelity® VIP Growth Opportunities Portfolio - Initial Class	1,553,527	1,553,527	1,553,527
Fidelity® VIP High Income Portfolio - Initial Class	742,634	742,634	742,634
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	1,080,422	1,080,422	1,080,422
Fidelity® VIP Overseas Portfolio - Initial Class	1,310,526	1,310,526	1,310,526
Goldman Sachs VIT Government Money Market Fund - Institutional Shares	870,577	870,577	870,577
MFS® VIT Growth Series - Initial Class	1,514,025	1,514,025	1,514,025
MFS® VIT Investors Trust Series - Initial Class	1,405,262	1,405,262	1,405,262
MFS® VIT Research Series - Initial Class	1,060,737	1,060,737	1,060,737
MFS® VIT Total Return Series - Initial Class	3,528,755	3,528,755	3,528,755
MFS® VIT Utilities Series - Initial Class	1,386,451	1,386,451	1,386,451
MFS® VIT II Income Portfolio - Initial Class	225,260	225,260	225,260
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	566,506	566,506	566,506
Neuberger Berman AMT Short Duration Bond Portfolio - I Class	436,755	436,755	436,755
Neuberger Berman AMT Sustainable Equity Portfolio - I Class	2,881,940	2,881,940	2,881,940
See accompanying notes

CG Variable Annuity Separate Account II
Statements of operations
Year Ended December 31, 2024

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
Alger Capital Appreciation Portfolio - Class I-2	$—	$(38,139)	$(38,139)	$75,245	$—	$75,245	$1,025,354	$1,062,460
Alger Large Cap Growth Portfolio - Class I-2	—	(68,660)	(68,660)	122,079	—	122,079	1,667,453	1,720,872
Alger Mid Cap Growth Portfolio - Class I-2	—	(54,457)	(54,457)	(32,611)	—	(32,611)	790,482	703,414
Alger Small Cap Growth Portfolio - Class I-2	4,837	(17,733)	(12,896)	(101,427)	—	(101,427)	199,877	85,554
Fidelity® VIP Asset Manager Portfolio - Initial Class	5,752	(3,174)	2,578	1,417	1,501	2,918	10,380	15,876
Fidelity® VIP Contrafund® Portfolio - Initial Class	5,358	(40,260)	(34,902)	153,572	338,876	492,448	315,036	772,582
Fidelity® VIP Equity-Income Portfolio - Initial Class	103,155	(79,919)	23,236	80,199	337,469	417,668	304,484	745,388
Fidelity® VIP Government Money Market Portfolio - Initial Class	41,517	(11,099)	30,418	—	—	—	—	30,418
Fidelity® VIP Growth Opportunities Portfolio - Initial Class	—	(22,254)	(22,254)	286,139	—	286,139	223,917	487,802
Fidelity® VIP High Income Portfolio - Initial Class	43,777	(9,953)	33,824	(10,979)	—	(10,979)	29,736	52,581
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	36,704	(13,051)	23,653	(9,933)	—	(9,933)	(15,742)	(2,022)
Fidelity® VIP Overseas Portfolio - Initial Class	23,596	(19,608)	3,988	40,650	65,170	105,820	(58,173)	51,635
Goldman Sachs VIT Government Money Market Fund - Institutional Shares	45,509	(12,548)	32,961	—	—	—	—	32,961
MFS® VIT Growth Series - Initial Class	—	(21,843)	(21,843)	193,585	108,769	302,354	135,862	416,373
MFS® VIT Investors Trust Series - Initial Class	9,459	(18,997)	(9,538)	20,086	96,247	116,333	110,368	217,163
MFS® VIT Research Series - Initial Class	6,182	(15,288)	(9,106)	74,544	59,443	133,987	51,780	176,661
MFS® VIT Total Return Series - Initial Class	82,075	(46,596)	35,479	74,764	158,890	233,654	(53,555)	215,578
MFS® VIT Utilities Series - Initial Class	31,834	(23,236)	8,598	92,304	39,283	131,587	18,664	158,849
MFS® VIT II Income Portfolio - Initial Class	8,741	(2,817)	5,924	(654)	—	(654)	(953)	4,317
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	—	(7,374)	(7,374)	5,958	29,976	35,934	79,474	108,034
Neuberger Berman AMT Short Duration Bond Portfolio - I Class	24,065	(5,944)	18,121	(6,904)	—	(6,904)	8,552	19,769
Neuberger Berman AMT Sustainable Equity Portfolio - I Class	6,382	(40,325)	(33,943)	202,814	137,500	340,314	327,084	633,455
See accompanying notes

CG Variable Annuity Separate Account II
Statements of changes in net assets
Years Ended December 31, 2023 and 2024

	Alger Capital Appreciation Portfolio - Class I-2	Alger Large Cap Growth Portfolio - Class I-2	Alger Mid Cap Growth Portfolio - Class I-2	Alger Small Cap Growth Portfolio - Class I-2	Fidelity® VIP Asset Manager Portfolio - Initial Class	Fidelity® VIP Contrafund® Portfolio - Initial Class	Fidelity® VIP Equity-Income Portfolio - Initial Class	Fidelity® VIP Government Money Market Portfolio - Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

NET ASSETS AT JANUARY 1, 2023	$1,825,701	$3,669,165	$3,134,340	$1,322,750	$215,527	$1,811,435	$5,294,115	$864,320

Changes From Operations:
Net investment income (loss)	(29,321)	(55,042)	(46,984)	(17,816)	2,362	(19,692)	29,738	28,999
Net realized gain (loss) on investments	2,816	(46,307)	(55,274)	(119,478)	2,405	128,902	171,464	—
Net change in unrealized appreciation or depreciation on investments	768,326	1,182,701	767,968	320,330	19,924	495,712	266,528	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	741,821	1,081,352	665,710	183,036	24,691	604,922	467,730	28,999

Changes From Unit Transactions:
Net unit transactions	(194,868)	(329,585)	(100,322)	(143,723)	(134)	116,892	(216,659)	(57,208)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(194,868)	(329,585)	(100,322)	(143,723)	(134)	116,892	(216,659)	(57,208)

TOTAL INCREASE (DECREASE) IN NET ASSETS	546,953	751,767	565,388	39,313	24,557	721,814	251,071	(28,209)

NET ASSETS AT DECEMBER 31, 2023	2,372,654	4,420,932	3,699,728	1,362,063	240,084	2,533,249	5,545,186	836,111

Changes From Operations:
Net investment income (loss)	(38,139)	(68,660)	(54,457)	(12,896)	2,578	(34,902)	23,236	30,418
Net realized gain (loss) on investments	75,245	122,079	(32,611)	(101,427)	2,918	492,448	417,668	—
Net change in unrealized appreciation or depreciation on investments	1,025,354	1,667,453	790,482	199,877	10,380	315,036	304,484	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,062,460	1,720,872	703,414	85,554	15,876	772,582	745,388	30,418

Changes From Unit Transactions:
Net unit transactions	(212,947)	(524,929)	(292,094)	(179,447)	(19,436)	(289,907)	(406,570)	(41,496)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(212,947)	(524,929)	(292,094)	(179,447)	(19,436)	(289,907)	(406,570)	(41,496)

TOTAL INCREASE (DECREASE) IN NET ASSETS	849,513	1,195,943	411,320	(93,893)	(3,560)	482,675	338,818	(11,078)

NET ASSETS AT DECEMBER 31, 2024	$3,222,167	$5,616,875	$4,111,048	$1,268,170	$236,524	$3,015,924	$5,884,004	$825,033
See accompanying notes

CG Variable Annuity Separate Account II
Statements of changes in net assets (continued)
Years Ended December 31, 2023 and 2024

	Fidelity® VIP Growth Opportunities Portfolio - Initial Class	Fidelity® VIP High Income Portfolio - Initial Class	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	Fidelity® VIP Overseas Portfolio - Initial Class	Goldman Sachs VIT Government Money Market Fund - Institutional Shares	MFS® VIT Growth Series - Initial Class	MFS® VIT Investors Trust Series - Initial Class	MFS® VIT Research Series - Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

NET ASSETS AT JANUARY 1, 2023	$1,156,678	$736,395	$996,697	$1,277,928	$962,701	$1,322,056	$1,112,273	$969,126

Changes From Operations:
Net investment income (loss)	(18,763)	30,142	10,923	(4,438)	33,649	(20,000)	(7,843)	(9,178)
Net realized gain (loss) on investments	54,093	(25,272)	(19,130)	18,817	—	170,762	88,228	66,982
Net change in unrealized appreciation or depreciation on investments	444,793	56,889	53,025	216,216	2	266,219	105,457	138,744
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	480,123	61,759	44,818	230,595	33,651	416,981	185,842	196,548

Changes From Unit Transactions:
Net unit transactions	(166,177)	(67,561)	(106,636)	(98,244)	(74,358)	(210,059)	(70,693)	(44,562)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(166,177)	(67,561)	(106,636)	(98,244)	(74,358)	(210,059)	(70,693)	(44,562)

TOTAL INCREASE (DECREASE) IN NET ASSETS	313,946	(5,802)	(61,818)	132,351	(40,707)	206,922	115,149	151,986

NET ASSETS AT DECEMBER 31, 2023	1,470,624	730,593	934,879	1,410,279	921,994	1,528,978	1,227,422	1,121,112

Changes From Operations:
Net investment income (loss)	(22,254)	33,824	23,653	3,988	32,961	(21,843)	(9,538)	(9,106)
Net realized gain (loss) on investments	286,139	(10,979)	(9,933)	105,820	—	302,354	116,333	133,987
Net change in unrealized appreciation or depreciation on investments	223,917	29,736	(15,742)	(58,173)	—	135,862	110,368	51,780
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	487,802	52,581	(2,022)	51,635	32,961	416,373	217,163	176,661

Changes From Unit Transactions:
Net unit transactions	(404,899)	(40,540)	147,565	(151,388)	(84,378)	(431,326)	(39,323)	(237,036)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(404,899)	(40,540)	147,565	(151,388)	(84,378)	(431,326)	(39,323)	(237,036)

TOTAL INCREASE (DECREASE) IN NET ASSETS	82,903	12,041	145,543	(99,753)	(51,417)	(14,953)	177,840	(60,375)

NET ASSETS AT DECEMBER 31, 2024	$1,553,527	$742,634	$1,080,422	$1,310,526	$870,577	$1,514,025	$1,405,262	$1,060,737
See accompanying notes

CG Variable Annuity Separate Account II
Statements of changes in net assets (continued)
Years Ended December 31, 2023 and 2024

	MFS® VIT Total Return Series - Initial Class	MFS® VIT Utilities Series - Initial Class	MFS® VIT II Income Portfolio - Initial Class	Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	Neuberger Berman AMT Short Duration Bond Portfolio - I Class	Neuberger Berman AMT Sustainable Equity Portfolio - I Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

NET ASSETS AT JANUARY 1, 2023	$3,366,039	$2,312,110	$199,444	$414,891	$464,735	$2,435,235

Changes From Operations:
Net investment income (loss)	22,728	46,571	4,763	(6,109)	14,537	(26,937)
Net realized gain (loss) on investments	156,594	165,451	(2,701)	(348)	(4,774)	68,928
Net change in unrealized appreciation or depreciation on investments	111,417	(285,737)	9,895	75,477	10,204	556,404
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	290,739	(73,715)	11,957	69,020	19,967	598,395

Changes From Unit Transactions:
Net unit transactions	(129,007)	(136,119)	(7,089)	2,871	(25,473)	(145,460)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(129,007)	(136,119)	(7,089)	2,871	(25,473)	(145,460)

TOTAL INCREASE (DECREASE) IN NET ASSETS	161,732	(209,834)	4,868	71,891	(5,506)	452,935

NET ASSETS AT DECEMBER 31, 2023	3,527,771	2,102,276	204,312	486,782	459,229	2,888,170

Changes From Operations:
Net investment income (loss)	35,479	8,598	5,924	(7,374)	18,121	(33,943)
Net realized gain (loss) on investments	233,654	131,587	(654)	35,934	(6,904)	340,314
Net change in unrealized appreciation or depreciation on investments	(53,555)	18,664	(953)	79,474	8,552	327,084
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	215,578	158,849	4,317	108,034	19,769	633,455

Changes From Unit Transactions:
Net unit transactions	(214,594)	(874,674)	16,631	(28,310)	(42,243)	(639,685)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(214,594)	(874,674)	16,631	(28,310)	(42,243)	(639,685)

TOTAL INCREASE (DECREASE) IN NET ASSETS	984	(715,825)	20,948	79,724	(22,474)	(6,230)

NET ASSETS AT DECEMBER 31, 2024	$3,528,755	$1,386,451	$225,260	$566,506	$436,755	$2,881,940
See accompanying notes

CG Variable Annuity Separate Account II
Notes to financial statements
December 31, 2024
1. Accounting Policies and Variable Account Information
The Variable Account: CG Variable Annuity Separate Account II (the Variable Account) is a segregated investment account of Connecticut General Life Insurance Company (CG Life) and is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Variable Account are part of the operations of CG Life. The assets and liabilities of the Variable Account are clearly identified and distinguished from other assets and liabilities of CG Life. The assets of the Variable Account are owned by CG Life, but are not available to meet the general obligations of CG Life. The Variable Account only offers one product (Flexible Payment Deferred) at multiple fee rates.
Effective January 1, 1998, CG Life contracted the administrative servicing obligations to its individual variable annuity business to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY). Although CG Life is responsible for all policy terms and conditions, Lincoln Life and LNY are responsible for servicing the individual annuity contracts, including the payment of benefits, oversight of investment management and contract administration.
Basis of Presentation: The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for unit investment trusts.
Accounting Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions affecting the reported amounts as of the date of the financial statements. Those estimates are inherently subject to change and actual results could differ from those estimates. Included among the material (or potentially material) reported amounts that require use of estimates is the fair value of certain assets.
Investments: The assets of the Variable Account are divided into variable subaccounts, each of which may be invested in shares of one of twenty-two available mutual funds (the Funds) of six open-ended management investment companies, each Fund with its own investment objective. The Funds are:

The Alger Portfolios:
Alger Capital Appreciation Portfolio - Class I-2
Alger Large Cap Growth Portfolio - Class I-2
Alger Mid Cap Growth Portfolio - Class I-2
Alger Small Cap Growth Portfolio - Class I-2

Fidelity® Variable Insurance Products:
Fidelity® VIP Asset Manager Portfolio - Initial Class
Fidelity® VIP Contrafund® Portfolio - Initial Class
Fidelity® VIP Equity-Income Portfolio - Initial Class
Fidelity® VIP Government Money Market Portfolio - Initial Class
Fidelity® VIP Growth Opportunities Portfolio - Initial Class
Fidelity® VIP High Income Portfolio - Initial Class
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
Fidelity® VIP Overseas Portfolio - Initial Class

Goldman Sachs Variable Insurance Trust:
Goldman Sachs VIT Government Money Market Fund - Institutional Shares

MFS® Variable Insurance Trust:
MFS® VIT Growth Series - Initial Class
MFS® VIT Investors Trust Series - Initial Class
MFS® VIT Research Series - Initial Class
MFS® VIT Total Return Series - Initial Class
MFS® VIT Utilities Series - Initial Class

MFS® Variable Insurance Trust II:
MFS® VIT II Income Portfolio - Initial Class

Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class
Neuberger Berman AMT Short Duration Bond Portfolio - I Class
Neuberger Berman AMT Sustainable Equity Portfolio - I Class

CG Variable Annuity Separate Account II
Notes to financial statements (continued)
1. Accounting Policies and Variable Account Information (continued)
Each subaccount invests in shares of a single underlying Fund. The investment performance of the subaccount will reflect the investment performance of the underlying Fund less separate account expenses. There is no assurance that the investment objective of any underlying Fund will be met. A Fund calculates a daily net asset value per share (“NAV”) which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contract holders’ investments in the Fund and the amounts reported in the financial statements. The contract holder assumes all of the investment performance risk for the subaccounts selected.
Investments in the Funds are stated at fair value as determined by the closing net asset value per share on December 31, 2024. Net asset value is quoted by the Funds as derived by the fair value of the Funds' underlying investments. The difference between cost and net asset value is reflected as unrealized appreciation or depreciation of investments. There are no redemption restrictions on investments in the Funds.
Investments for which the fair value is measured at NAV using the practical expedient (investments in investees measured at NAV) are excluded from the fair value hierarchy. Accordingly, the Variable Account’s investments in the Funds have not been classified in the fair value hierarchy.
Investment transactions are accounted for on a trade-date basis. The cost of investments sold is determined by the average cost method.
ASC 946-10-15, “Financial Services - Investment Companies (Topic 946) - Scope and Scope Exceptions” provides accounting guidance for assessing whether an entity is an investment company. This guidance evaluates the entity’s purpose and design to determine whether the entity is an investment company. The standard also adds additional disclosure requirements regarding contractually required commitments to investees. Management has evaluated the criteria in the standard and concluded that the Variable Account qualifies as an investment company and therefore applies the accounting requirements of ASC 946.
Dividends: Dividends paid to the Variable Account are automatically reinvested in shares of the Funds on the payable date with the exception of Fidelity VIP Government Money Market Portfolio which is invested monthly. Dividend income is recorded on the ex-dividend date.
Federal Income Taxes: Operations of the Variable Account form a part of and are taxed with operations of CG Life, which is taxed as a “life insurance company” under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. Under current federal income tax law, no federal income taxes are payable or receivable with respect to the Variable Account’s Net Investment Income (Loss) and the Net Realized Gain (Loss) on Investments.
Annuity Reserves: The amount of annuity reserves is determined by the actuarial assumptions which meet statutory requirements. Gains or losses resulting from the actuarial mortality experience, the responsibility of which is assumed by CG Life, are offset by transfers to or from CG Life.
Diversification Requirements: Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the Code), a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account, on which the contract is based, are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. CG Life believes, based on assurances from the mutual fund managers, that the mutual funds satisfy the requirements of the regulations.
Segment Reporting: In this reporting period, we adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect our financial position or the results of its operations.
Each subaccount of the Variable Account constitutes a single operating segment and therefore, a single reportable segment because the CODM manages the activities of the Variable Account using information of each fund. The Variable Account is engaged in a single line of business as a registered unit investment trust. The Variable Account is a funding vehicle for individual variable annuity contracts with assets owned by CG Life to support the liabilities of the applicable insurance contracts. The subaccounts have identified the Board of Directors of the Lincoln Financial Investments Corporation as the chief operating decision maker ("CODM") as the Variable Account does not have employees and is not a separate legal entity.
The CODM uses Net Increase (Decrease) in Net Assets Resulting from Operations as their performance measure in order to make operational decisions while monitoring the net assets of each of the subaccounts within the Variable Account. The accounting policies used to measure profit and loss of the segments are the same as those described in the Accounting Policies and Variable Account Information (see note 1). The measure of segment assets is reported on the Statements of assets and liabilities as Total Assets and significant segment expenses are listed on the Statements of operations. Refer to the Statements of operations and Statements of changes in net assets for each subaccount's operating segment results as of December 31, 2024 and 2023.

CG Variable Annuity Separate Account II
Notes to financial statements (continued)
2. Mortality and Expense Guarantees and Other Transactions with Affiliates
Amounts are paid to CG Life for mortality and expense guarantees at a percentage of the current value of the Variable Account each day. The mortality and expense risk charges for each of the variable subaccounts are reported in the Statements of operations. The ranges of rates are as follows for the one contract type within the Variable Account:
•Flexible Payment Deferred at a daily rate of .0035616% to .0038356% (1.30% to 1.40% on an annual basis)
As partial compensation for administrative services provided, CG Life additionally receives a $35 ($30 on New York contracts) annuity account fee per year from each contract. This charge is deducted from the fixed or variable sub-account of the participant or on a pro-rata basis from two or more fixed or variable sub-accounts in relation to their values under the contract. Fixed sub-accounts are part of the general account of CG Life and are not included in the financial statements. The annuity account fee will be waived for any contract year in which the annuity account value equals or exceeds $100,000 as of the last valuation date of the contract year. Annuity account fees for the variable sub-accounts of $7,681 and $9,144 were deducted and paid to CG Life for the years ended December 31, 2024 and 2023, respectively.
For contracts sold prior to May 1, 1997 (excluding contracts sold in the state of New York where the optional death benefit was not available), the participants could have, for an additional charge (optional death benefit fee), selected an optional death benefit. The optional death benefit fee will be deducted from the participant's fixed or variable sub-account or on a pro-rata basis from two or more fixed or variable sub-accounts in relation to their values under the contract on the date of each contract anniversary. Optional death benefit fees for the variable sub-accounts of $11,602 and $39,537 were deducted and paid to CG Life for the years ended December 31, 2024 and 2023, respectively.
Under certain circumstances, CG Life reserves the right to charge a transfer fee of up to $10 for transfers between sub-accounts. No transfer fees were deducted for the years ended December 31, 2024 and 2023.
No deduction for sales charges is made from the premium payment. However, if a cash withdrawal is made, a withdrawal charge (contingent deferred sales charge) may be assessed by CG Life. The withdrawal charge, if assessed, varies from 0-7% depending upon the duration of each contract deposit. The withdrawal charge is deducted from withdrawal proceeds for full withdrawals and reduces the remaining account value for partial withdrawals. These charges are paid to CG Life as reimbursement for services provided. These services include commissions paid to sales personnel, the cost associated with preparation of sales literature and other promotional costs and acquisition expenses. There were no withdrawal charges for 2024 or 2023.
Withdrawal, account and all other charges are included within Net unit transactions on the Statements of changes in net assets.

CG Variable Annuity Separate Account II
Notes to financial statements (continued)
3. Financial Highlights
A summary of the fee rates, unit values, units outstanding, net assets and total return and investment income ratios for variable annuity contracts as of and for each year or period in the five years ended December 31, 2024, follows:

Subaccount	Year	Commencement Date (1)	Minimum Fee Rate (2)	Maximum Fee Rate (2)	Minimum Unit Value ($) (3)	Maximum Unit Value ($) (3)	Units Outstanding	Net Assets ($)	Minimum Total Return (4)	Maximum Total Return (4)	Investment Income Ratio (5)

Alger Capital Appreciation Portfolio - Class I-2	2024		1.30%	1.40%	170.60	289.52	14,238	3,222,167	46.08%	46.22%	0.00%
	2023		1.30%	1.40%	116.79	198.00	15,323	2,372,654	41.14%	41.28%	0.00%
	2022		1.30%	1.40%	82.74	140.14	16,371	1,825,701	-37.41%	-37.34%	0.00%
	2021		1.30%	1.40%	132.19	223.67	16,941	2,997,806	17.47%	17.59%	0.00%
	2020		1.30%	1.40%	112.53	190.21	20,039	2,971,321	39.78%	39.92%	0.00%

Alger Large Cap Growth Portfolio - Class I-2	2024		1.30%	1.40%	83.29	131.77	52,455	5,616,875	40.90%	41.04%	0.00%
	2023		1.30%	1.40%	59.11	93.43	58,933	4,420,932	30.83%	30.96%	0.00%
	2022		1.30%	1.40%	45.18	71.34	64,053	3,669,165	-39.51%	-39.45%	0.00%
	2021		1.30%	1.40%	74.69	117.82	70,073	6,581,303	10.29%	10.40%	0.00%
	2020		1.30%	1.40%	67.73	106.72	74,789	6,409,057	64.71%	64.87%	0.18%

Alger Mid Cap Growth Portfolio - Class I-2	2024		1.30%	1.40%	75.02	113.86	47,609	4,111,048	19.39%	19.51%	0.00%
	2023		1.30%	1.40%	62.84	95.27	51,417	3,699,728	21.46%	21.58%	0.00%
	2022		1.30%	1.40%	51.74	78.36	52,958	3,134,340	-36.96%	-36.90%	0.00%
	2021		1.30%	1.40%	82.08	124.19	56,497	5,255,037	2.75%	2.86%	0.00%
	2020		1.30%	1.40%	79.88	120.74	58,474	5,318,127	62.34%	62.50%	0.00%

Alger Small Cap Growth Portfolio - Class I-2	2024		1.30%	1.40%	36.66	54.18	27,328	1,268,170	6.63%	6.73%	0.37%
	2023		1.30%	1.40%	34.38	50.76	31,528	1,362,063	14.87%	14.99%	0.00%
	2022		1.30%	1.40%	29.93	44.15	35,471	1,322,750	-38.88%	-38.82%	0.00%
	2021		1.30%	1.40%	48.97	72.15	36,277	2,212,651	-7.37%	-7.27%	0.00%
	2020		1.30%	1.40%	52.86	77.81	40,884	2,689,738	64.83%	64.99%	1.06%

Fidelity® VIP Asset Manager Portfolio - Initial Class	2024		1.30%	1.40%	37.14	45.14	5,761	236,524	6.99%	7.10%	2.44%
	2023		1.30%	1.40%	34.71	42.15	6,228	240,084	11.37%	11.49%	2.39%
	2022		1.30%	1.40%	31.17	37.80	6,217	215,527	-16.12%	-16.04%	1.81%
	2021		1.30%	1.40%	37.16	45.02	8,404	342,561	8.39%	8.50%	1.60%
	2020		1.30%	1.40%	34.28	41.50	8,873	334,670	13.27%	13.39%	1.21%

Fidelity® VIP Contrafund® Portfolio - Initial Class	2024		1.40%	1.40%	117.49	117.49	25,669	3,015,924	31.93%	31.93%	0.19%
	2023		1.40%	1.40%	89.06	89.06	28,446	2,533,249	31.60%	31.60%	0.51%
	2022		1.40%	1.40%	67.67	67.67	26,768	1,811,435	-27.34%	-27.34%	0.50%
	2021		1.40%	1.40%	93.13	93.13	28,387	2,643,786	26.06%	26.06%	0.06%
	2020		1.40%	1.40%	73.88	73.88	31,519	2,328,680	28.75%	28.75%	0.25%

Fidelity® VIP Equity-Income Portfolio - Initial Class	2024		1.30%	1.40%	50.38	79.60	94,709	5,884,004	13.74%	13.86%	1.76%

CG Variable Annuity Separate Account II
Notes to financial statements (continued)
3. Financial Highlights (continued)

Subaccount	Year	Commencement Date (1)	Minimum Fee Rate (2)	Maximum Fee Rate (2)	Minimum Unit Value ($) (3)	Maximum Unit Value ($) (3)	Units Outstanding	Net Assets ($)	Minimum Total Return (4)	Maximum Total Return (4)	Investment Income Ratio (5)

	2023		1.30%	1.40%	44.29	69.91	102,440	5,545,186	9.11%	9.22%	1.92%
	2022		1.30%	1.40%	40.60	64.01	106,996	5,294,115	-6.28%	-6.19%	1.89%
	2021		1.30%	1.40%	43.32	68.23	114,783	6,014,692	23.16%	23.28%	1.88%
	2020		1.30%	1.40%	35.17	55.34	124,406	5,302,098	5.21%	5.32%	1.83%

Fidelity® VIP Government Money Market Portfolio - Initial Class	2024		1.30%	1.40%	12.94	13.88	60,835	825,033	3.64%	3.75%	4.99%
	2023		1.30%	1.40%	12.49	13.38	63,887	836,111	3.43%	3.54%	4.79%
	2022		1.30%	1.40%	12.07	12.92	68,273	864,320	0.03%	0.13%	1.38%
	2021		1.30%	1.40%	12.07	12.90	76,579	967,069	-1.38%	-1.28%	0.01%
	2020		1.30%	1.40%	12.24	13.07	79,563	1,017,889	-1.07%	-0.98%	0.33%

Fidelity® VIP Growth Opportunities Portfolio - Initial Class	2024		1.40%	1.40%	90.60	90.60	17,146	1,553,527	36.96%	36.96%	0.00%
	2023		1.40%	1.40%	66.15	66.15	22,230	1,470,624	43.63%	43.63%	0.00%
	2022		1.40%	1.40%	46.06	46.06	25,113	1,156,678	-39.01%	-39.01%	0.00%
	2021		1.40%	1.40%	75.52	75.52	27,360	2,066,234	10.39%	10.39%	0.00%
	2020		1.40%	1.40%	68.42	68.42	28,064	1,920,035	66.32%	66.32%	0.01%

Fidelity® VIP High Income Portfolio - Initial Class	2024		1.30%	1.40%	21.31	24.94	33,081	742,634	7.46%	7.56%	6.00%
	2023		1.30%	1.40%	19.83	23.18	34,939	730,593	8.94%	9.05%	5.58%
	2022		1.30%	1.40%	18.20	21.26	38,534	736,395	-12.61%	-12.52%	5.07%
	2021		1.30%	1.40%	20.83	24.30	40,924	897,343	2.96%	3.06%	5.60%
	2020		1.30%	1.40%	20.23	23.58	37,470	788,899	1.32%	1.42%	5.01%

Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	2024		1.30%	1.40%	21.94	24.61	46,329	1,080,422	0.37%	0.47%	3.80%
	2023		1.30%	1.40%	21.86	24.49	40,660	934,879	4.73%	4.83%	2.51%
	2022		1.30%	1.40%	20.87	23.36	45,485	996,697	-14.17%	-14.09%	2.11%
	2021		1.30%	1.40%	24.32	27.19	56,348	1,447,869	-1.99%	-1.89%	2.03%
	2020		1.30%	1.40%	24.81	27.71	58,348	1,532,422	7.87%	7.98%	2.22%

Fidelity® VIP Overseas Portfolio - Initial Class	2024		1.30%	1.40%	26.73	32.14	45,353	1,310,526	3.59%	3.70%	1.64%
	2023		1.30%	1.40%	25.80	31.00	50,808	1,410,279	18.83%	18.95%	1.03%
	2022		1.30%	1.40%	21.71	26.06	54,828	1,277,928	-25.54%	-25.46%	1.03%
	2021		1.30%	1.40%	29.16	34.96	62,377	1,952,941	18.04%	18.15%	0.52%
	2020		1.30%	1.40%	24.70	29.59	65,954	1,752,599	14.01%	14.12%	0.44%

Goldman Sachs VIT Government Money Market Fund - Institutional Shares	2024		1.30%	1.40%	10.50	10.59	82,795	870,577	3.69%	3.80%	5.04%
	2023		1.30%	1.40%	10.13	10.20	90,949	921,994	3.58%	3.68%	4.92%
	2022		1.30%	1.40%	9.78	9.84	98,384	962,701	0.19%	0.29%	1.55%
	2021		1.30%	1.40%	9.76	9.81	111,429	1,088,271	-1.38%	-1.29%	0.01%

CG Variable Annuity Separate Account II
Notes to financial statements (continued)
3. Financial Highlights (continued)

Subaccount	Year	Commencement Date (1)	Minimum Fee Rate (2)	Maximum Fee Rate (2)	Minimum Unit Value ($) (3)	Maximum Unit Value ($) (3)	Units Outstanding	Net Assets ($)	Minimum Total Return (4)	Maximum Total Return (4)	Investment Income Ratio (5)

	2020		1.30%	1.40%	9.90	9.94	102,272	1,012,309	-0.97%	-0.87%	0.37%

MFS® VIT Growth Series - Initial Class	2024		1.40%	1.40%	96.80	96.80	15,641	1,514,025	29.64%	29.64%	0.00%
	2023		1.40%	1.40%	74.67	74.67	20,477	1,528,978	33.98%	33.98%	0.00%
	2022		1.40%	1.40%	55.73	55.73	23,722	1,322,056	-32.59%	-32.59%	0.00%
	2021		1.40%	1.40%	82.67	82.67	27,677	2,288,130	21.82%	21.82%	0.00%
	2020		1.40%	1.40%	67.87	67.87	28,846	1,957,670	30.02%	30.02%	0.00%

MFS® VIT Investors Trust Series - Initial Class	2024		1.40%	1.40%	56.83	56.83	24,728	1,405,262	17.86%	17.86%	0.70%
	2023		1.40%	1.40%	48.22	48.22	25,457	1,227,422	17.33%	17.33%	0.72%
	2022		1.40%	1.40%	41.10	41.10	27,066	1,112,273	-17.65%	-17.65%	0.64%
	2021		1.40%	1.40%	49.90	49.90	34,023	1,697,891	25.05%	25.05%	0.63%
	2020		1.40%	1.40%	39.91	39.91	35,804	1,428,841	12.29%	12.29%	0.64%

MFS® VIT Research Series - Initial Class	2024		1.40%	1.40%	61.57	61.57	17,229	1,060,737	17.22%	17.22%	0.57%
	2023		1.40%	1.40%	52.52	52.52	21,345	1,121,112	20.72%	20.72%	0.51%
	2022		1.40%	1.40%	43.51	43.51	22,274	969,126	-18.36%	-18.36%	0.48%
	2021		1.40%	1.40%	53.30	53.30	23,409	1,247,580	23.07%	23.07%	0.54%
	2020		1.40%	1.40%	43.31	43.31	25,210	1,091,724	14.97%	14.97%	0.72%

MFS® VIT Total Return Series - Initial Class	2024		1.30%	1.40%	41.66	57.31	77,258	3,528,755	6.25%	6.36%	2.42%
	2023		1.30%	1.40%	39.21	53.88	80,116	3,527,771	8.91%	9.02%	2.05%
	2022		1.30%	1.40%	36.00	49.43	83,319	3,366,039	-10.84%	-10.75%	1.70%
	2021		1.30%	1.40%	40.38	55.38	87,033	3,960,313	12.53%	12.64%	1.79%
	2020		1.30%	1.40%	35.88	49.17	93,154	3,762,191	8.29%	8.39%	2.26%

MFS® VIT Utilities Series - Initial Class	2024		1.30%	1.40%	79.20	116.91	15,623	1,386,451	10.11%	10.22%	1.86%
	2023		1.30%	1.40%	71.93	106.07	23,873	2,102,276	-3.47%	-3.37%	3.52%
	2022		1.30%	1.40%	74.51	109.77	25,591	2,312,110	-0.65%	-0.55%	2.39%
	2021		1.30%	1.40%	75.00	110.37	26,734	2,423,474	12.51%	12.62%	1.73%
	2020		1.30%	1.40%	66.66	98.01	32,323	2,544,215	4.43%	4.53%	2.41%

MFS® VIT II Income Portfolio - Initial Class	2024		1.30%	1.40%	22.28	23.16	9,736	225,260	1.81%	1.91%	4.04%
	2023		1.30%	1.40%	21.89	22.73	9,000	204,312	6.10%	6.20%	3.68%
	2022		1.30%	1.40%	20.63	21.40	9,330	199,444	-14.91%	-14.82%	3.48%
	2021		1.30%	1.40%	24.25	25.12	9,426	236,567	-0.93%	-0.83%	3.08%
	2020		1.30%	1.40%	24.47	25.33	8,676	219,546	7.83%	7.94%	3.75%

Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	2024		1.30%	1.40%	46.21	51.58	11,871	566,506	22.30%	22.42%	0.00%

CG Variable Annuity Separate Account II
Notes to financial statements (continued)
3. Financial Highlights (continued)

Subaccount	Year	Commencement Date (1)	Minimum Fee Rate (2)	Maximum Fee Rate (2)	Minimum Unit Value ($) (3)	Maximum Unit Value ($) (3)	Units Outstanding	Net Assets ($)	Minimum Total Return (4)	Maximum Total Return (4)	Investment Income Ratio (5)

	2023		1.30%	1.40%	37.79	42.13	12,434	486,782	16.50%	16.62%	0.00%
	2022		1.30%	1.40%	32.44	36.13	12,357	414,891	-29.73%	-29.66%	0.00%
	2021		1.30%	1.40%	46.16	51.36	12,342	589,456	11.42%	11.53%	0.00%
	2020		1.30%	1.40%	41.42	46.05	12,727	546,569	38.04%	38.17%	0.00%

Neuberger Berman AMT Short Duration Bond Portfolio - I Class	2024		1.30%	1.40%	13.71	15.56	30,080	436,755	4.62%	4.73%	5.52%
	2023		1.30%	1.40%	13.11	14.86	33,149	459,229	4.43%	4.53%	4.57%
	2022		1.30%	1.40%	12.55	14.22	35,083	464,735	-6.50%	-6.41%	3.80%
	2021		1.30%	1.40%	13.43	15.19	37,904	535,980	-0.66%	-0.56%	2.58%
	2020		1.30%	1.40%	13.52	15.27	37,996	543,335	2.02%	2.12%	2.36%

Neuberger Berman AMT Sustainable Equity Portfolio - I Class	2024		1.30%	1.40%	59.37	103.95	39,580	2,881,940	24.09%	24.22%	0.22%
	2023		1.30%	1.40%	47.85	83.68	49,487	2,888,170	25.14%	25.26%	0.34%
	2022		1.30%	1.40%	38.24	66.81	52,740	2,435,235	-19.59%	-19.51%	0.43%
	2021		1.30%	1.40%	47.55	83.00	56,943	3,213,734	21.76%	21.88%	0.37%
	2020		1.30%	1.40%	39.05	68.10	65,069	2,997,021	17.90%	18.02%	0.60%
(1)    Reflects less than a full year of activity. Funds were first received in this option on the commencement date noted or the option was inactive at the date funds were received thereby a succeeding commencement date is disclosed. In the scenario where a subaccount commenced operations during the year, the total returns may not bear proportion to the fee rate range if multiple fee rates commenced during the year.
(2)    These amounts represent the annualized minimum and maximum contract expenses of the separate account, consisting primarily of mortality and expense charges, for only those subaccounts that existed for the entire year. In the scenario where a subaccount commenced operations during the year, the range only includes those subaccounts that contained investments as of the end of the year. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds have been excluded.
(3)    As the unit value is presented as a range of minimum to maximum values for only those subaccounts which existed for the entire year, some individual contract unit values may not be within the ranges presented as a result of partial year activity. In the scenario where a subaccount commenced operations during the year, the range only includes those subaccounts that contained investments as of the end of the year.
(4)    These amounts represent the total return, including changes in value of mutual funds, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized. As the total return is presented as a range of minimum to maximum values for only those subaccounts that existed for the entire year, some individual contract total returns may not be within the ranges presented as a result of partial year activity. In the scenario where a subaccount commenced operations during the year, the range only includes those subaccounts that contained investments as of the end of the year.
(5)    These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. Investment income ratios are not annualized.
Note: Fee rate, unit value and total return minimum and maximum are the same where there is only one active contract level charge for the subaccount.

CG Variable Annuity Separate Account II
Notes to financial statements (continued)
4. Purchases and Sales of Investments
The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 2024:

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
Alger Capital Appreciation Portfolio - Class I-2	$267	$251,353
Alger Large Cap Growth Portfolio - Class I-2	5,250	598,839
Alger Mid Cap Growth Portfolio - Class I-2	403	346,954
Alger Small Cap Growth Portfolio - Class I-2	29,832	222,175
Fidelity® VIP Asset Manager Portfolio - Initial Class	7,218	22,575
Fidelity® VIP Contrafund® Portfolio - Initial Class	397,513	383,446
Fidelity® VIP Equity-Income Portfolio - Initial Class	481,779	527,644
Fidelity® VIP Government Money Market Portfolio - Initial Class	41,905	52,983
Fidelity® VIP Growth Opportunities Portfolio - Initial Class	145,144	572,297
Fidelity® VIP High Income Portfolio - Initial Class	44,677	51,393
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	245,919	74,701
Fidelity® VIP Overseas Portfolio - Initial Class	105,984	188,214
Goldman Sachs VIT Government Money Market Fund - Institutional Shares	76,941	128,358
MFS® VIT Growth Series - Initial Class	108,107	452,507
MFS® VIT Investors Trust Series - Initial Class	105,581	58,195
MFS® VIT Research Series - Initial Class	65,910	252,609
MFS® VIT Total Return Series - Initial Class	678,220	698,445
MFS® VIT Utilities Series - Initial Class	81,390	908,183
MFS® VIT II Income Portfolio - Initial Class	26,677	4,122
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	30,531	36,239
Neuberger Berman AMT Short Duration Bond Portfolio - I Class	33,492	57,614
Neuberger Berman AMT Sustainable Equity Portfolio - I Class	153,129	689,257
5. Investments
The following is a summary of investments owned at December 31, 2024:

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
Alger Capital Appreciation Portfolio - Class I-2	27,808	$115.87	$3,222,167	$1,937,552
Alger Large Cap Growth Portfolio - Class I-2	62,977	89.19	5,616,875	3,794,358
Alger Mid Cap Growth Portfolio - Class I-2	201,522	20.40	4,111,048	4,226,384
Alger Small Cap Growth Portfolio - Class I-2	71,206	17.81	1,268,170	1,786,942
Fidelity® VIP Asset Manager Portfolio - Initial Class	14,378	16.45	236,524	214,776
Fidelity® VIP Contrafund® Portfolio - Initial Class	52,053	57.94	3,015,924	1,915,717
Fidelity® VIP Equity-Income Portfolio - Initial Class	221,286	26.59	5,884,004	5,064,954
Fidelity® VIP Government Money Market Portfolio - Initial Class	825,033	1.00	825,033	825,033
Fidelity® VIP Growth Opportunities Portfolio - Initial Class	18,717	83.00	1,553,527	757,912
Fidelity® VIP High Income Portfolio - Initial Class	157,338	4.72	742,634	904,692
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	98,399	10.98	1,080,422	1,232,000
Fidelity® VIP Overseas Portfolio - Initial Class	51,454	25.47	1,310,526	1,084,810
Goldman Sachs VIT Government Money Market Fund - Institutional Shares	870,577	1.00	870,577	870,575
MFS® VIT Growth Series - Initial Class	20,652	73.31	1,514,025	894,425
MFS® VIT Investors Trust Series - Initial Class	35,361	39.74	1,405,262	936,400
MFS® VIT Research Series - Initial Class	29,804	35.59	1,060,737	753,610
MFS® VIT Total Return Series - Initial Class	151,644	23.27	3,528,755	3,233,503
MFS® VIT Utilities Series - Initial Class	40,516	34.22	1,386,451	1,175,702
MFS® VIT II Income Portfolio - Initial Class	27,107	8.31	225,260	261,565
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	18,111	31.28	566,506	466,951
Neuberger Berman AMT Short Duration Bond Portfolio - I Class	45,213	9.66	436,755	490,354
Neuberger Berman AMT Sustainable Equity Portfolio - I Class	72,175	39.93	2,881,940	1,947,345

CG Variable Annuity Separate Account II
Notes to financial statements (continued)
6. Changes in Units Outstanding
The change in units outstanding for the year ended December 31, 2024, is as follows:

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
Alger Capital Appreciation Portfolio - Class I-2	2	(1,087)	(1,085)
Alger Large Cap Growth Portfolio - Class I-2	82	(6,560)	(6,478)
Alger Mid Cap Growth Portfolio - Class I-2	7	(3,815)	(3,808)
Alger Small Cap Growth Portfolio - Class I-2	578	(4,778)	(4,200)
Fidelity® VIP Asset Manager Portfolio - Initial Class	—	(467)	(467)
Fidelity® VIP Contrafund® Portfolio - Initial Class	562	(3,339)	(2,777)
Fidelity® VIP Equity-Income Portfolio - Initial Class	964	(8,695)	(7,731)
Fidelity® VIP Government Money Market Portfolio - Initial Class	82	(3,134)	(3,052)
Fidelity® VIP Growth Opportunities Portfolio - Initial Class	1,596	(6,680)	(5,084)
Fidelity® VIP High Income Portfolio - Initial Class	61	(1,919)	(1,858)
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	8,399	(2,730)	5,669
Fidelity® VIP Overseas Portfolio - Initial Class	611	(6,066)	(5,455)
Goldman Sachs VIT Government Money Market Fund - Institutional Shares	3,525	(11,679)	(8,154)
MFS® VIT Growth Series - Initial Class	4	(4,840)	(4,836)
MFS® VIT Investors Trust Series - Initial Class	—	(729)	(729)
MFS® VIT Research Series - Initial Class	7	(4,123)	(4,116)
MFS® VIT Total Return Series - Initial Class	10,556	(13,414)	(2,858)
MFS® VIT Utilities Series - Initial Class	165	(8,415)	(8,250)
MFS® VIT II Income Portfolio - Initial Class	797	(61)	736
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	13	(576)	(563)
Neuberger Berman AMT Short Duration Bond Portfolio - I Class	670	(3,739)	(3,069)
Neuberger Berman AMT Sustainable Equity Portfolio - I Class	186	(10,093)	(9,907)
The change in units outstanding for the year ended December 31, 2023, is as follows:

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
Alger Capital Appreciation Portfolio - Class I-2	609	(1,657)	(1,048)
Alger Large Cap Growth Portfolio - Class I-2	73	(5,193)	(5,120)
Alger Mid Cap Growth Portfolio - Class I-2	94	(1,635)	(1,541)
Alger Small Cap Growth Portfolio - Class I-2	238	(4,181)	(3,943)
Fidelity® VIP Asset Manager Portfolio - Initial Class	76	(65)	11
Fidelity® VIP Contrafund® Portfolio - Initial Class	3,906	(2,228)	1,678
Fidelity® VIP Equity-Income Portfolio - Initial Class	74	(4,630)	(4,556)
Fidelity® VIP Government Money Market Portfolio - Initial Class	208	(4,594)	(4,386)
Fidelity® VIP Growth Opportunities Portfolio - Initial Class	—	(2,883)	(2,883)
Fidelity® VIP High Income Portfolio - Initial Class	122	(3,717)	(3,595)
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	99	(4,924)	(4,825)
Fidelity® VIP Overseas Portfolio - Initial Class	204	(4,224)	(4,020)
Goldman Sachs VIT Government Money Market Fund - Institutional Shares	623	(8,058)	(7,435)
MFS® VIT Growth Series - Initial Class	—	(3,245)	(3,245)
MFS® VIT Investors Trust Series - Initial Class	75	(1,684)	(1,609)
MFS® VIT Research Series - Initial Class	15	(944)	(929)
MFS® VIT Total Return Series - Initial Class	166	(3,369)	(3,203)
MFS® VIT Utilities Series - Initial Class	842	(2,560)	(1,718)
MFS® VIT II Income Portfolio - Initial Class	127	(457)	(330)
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	98	(21)	77
Neuberger Berman AMT Short Duration Bond Portfolio - I Class	177	(2,111)	(1,934)
Neuberger Berman AMT Sustainable Equity Portfolio - I Class	266	(3,519)	(3,253)
7. Subsequent Events
Management evaluated subsequent events through April 24, 2025, the date at which the Variable Account’s financial statements were available to be issued and determined there were no additional matters to be disclosed.

Report of Independent Registered Public Accounting Firm

To the Stockholders and Board of Directors of Connecticut General Life Insurance Company and Contract Owners of CG Variable Annuity Separate Account II

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise CG Variable Annuity Separate Account II (“Variable Account”), as of December 31, 2024, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2024, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Variable Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Variable Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Variable Account’s Auditor since 1998.
Philadelphia, Pennsylvania
April 24, 2025

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
Alger Capital Appreciation Portfolio - Class I-2	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Alger Large Cap Growth Portfolio - Class I-2	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Alger Mid Cap Growth Portfolio - Class I-2	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Alger Small Cap Growth Portfolio - Class I-2	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Fidelity® VIP Asset Manager Portfolio - Initial Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Fidelity® VIP Contrafund® Portfolio - Initial Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Fidelity® VIP Equity-Income Portfolio - Initial Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Fidelity® VIP Government Money Market Portfolio - Initial Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Fidelity® VIP Growth Opportunities Portfolio - Initial Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Fidelity® VIP High Income Portfolio - Initial Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Fidelity® VIP Overseas Portfolio - Initial Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Goldman Sachs VIT Government Money Market Fund - Institutional Shares	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
MFS® VIT Growth Series - Initial Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
MFS® VIT Investors Trust Series - Initial Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
MFS® VIT Research Series - Initial Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
MFS® VIT Total Return Series - Initial Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
MFS® VIT Utilities Series - Initial Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
MFS® VIT II Income Portfolio - Initial Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Neuberger Berman AMT Short Duration Bond Portfolio - I Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Neuberger Berman AMT Sustainable Equity Portfolio - I Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024